UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:      301-296-5100

Date of fiscal year end:      December 31

Date of reporting period:      September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 107.0%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12	$34,175,648	$34,175,648
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	1,022,275	1,022,275
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	588,176	588,176
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	335,539	335,539
Total Repurchase Agreements
(Cost $36,121,638)		36,121,638
Total Investments - 107.0%
(Cost $36,121,638)		$36,121,638
Other Assets & Liabilities, net - (7.0)%		(2,356,966)
Total Net Assets - 100.0%		$33,764,672

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2012 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $40,832,925)	246	$(793,606)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
November 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $3,221,400)	35	(25,777)
November 2012 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $3,661,938)	30	(51,989)
(Total Aggregate Value of Contracts $6,883,338)		$(77,766)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 85.6%
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	$6,433,602	$6,433,602
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	3,701,638	3,701,638
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	2,111,685	2,111,685
Total Repurchase Agreements
(Cost $12,246,925)		12,246,925
Total Investments - 85.6%
(Cost $12,246,925)		$12,246,925
Other Assets & Liabilities, net - 14.4%		2,067,550
Total Net Assets - 100.0%		$14,314,475

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $1,038,700)	13	$165,619
December 2012 Winter Wheat Futures Contracts (Aggregate Value of Contracts $231,625)	5	(585)
November 2012 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $366,194)	3	(986)
December 2012 Wheat Futures Contracts (Aggregate Value of Contracts $404,775)	9	(1,830)
December 2012 Corn Futures Contracts (Aggregate Value of Contracts $378,125)	10	(23,613)
(Total Aggregate Value of Contracts $2,419,419)		$138,605
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 Australian Government 10 Year Bond Futures Contracts (Aggregate Value of Contracts $2,096,096)	16	30,031
December 2012 Australian Government 3 Year Bond Futures Contracts (Aggregate Value of Contracts $5,267,351)	46	14,863
December 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $2,991,563)	24	11,590
December 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,869,438)	14	9,495
March 2013 3 Month Euro dollar Futures Contracts (Aggregate Value of Contracts $9,967,501)	40	6,899
December 2012 Japanese Government 10 Year Bond Futures Contracts (Aggregate Value of Contracts $5,539,792)	3	5,411
March 2013 3 Month Euro Euribor Futures Contracts (Aggregate Value of Contracts $8,657,939)	27	4,391
March 2013 3 Month Sterling Futures Contracts (Aggregate Value of Contracts $8,834,451)	44	3,545
December 2012 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $5,954,343)	27	2,914
December 2012 Euro - Bund Futures Contracts (Aggregate Value of Contracts $545,332)	3	(1,699)
December 2012 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $448,406)	3	(1,762)
December 2012 Long Gilt Futures Contracts (Aggregate Value of Contracts $1,166,583)	6	(1,806)
December 2012 Euro Schatz Futures Contracts (Aggregate Value of Contracts $5,263,638)	37	(5,885)
December 2012 Euro - Bobl Futures Contracts (Aggregate Value of Contracts $2,259,539)	14	(6,296)
(Total Aggregate Value of Contracts $60,861,972)		$71,691
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $200,505)	3	2,246
December 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $223,380)	4	1,571

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $215,063)	3	$1,512
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $166,840)	2	(240)
December 2012 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $453,689)	4	(1,864)
December 2012 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $197,080)	2	(1,915)
December 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $680,099)	6	(4,025)
December 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $184,648)	2	(4,384)
December 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $232,538)	1	(4,713)
October 2012 CAC40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $129,442)	3	(6,021)
October 2012 Amsterdam Index Futures Contracts (Aggregate Value of Contracts $166,163)	2	(6,032)
December 2012 FTSE/JSE Top 40 Index Futures Contracts (Aggregate Value of Contracts $574,515)	15	(10,067)
(Total Aggregate Value of Contracts $3,423,962)		$(33,932)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $2,267,100)	22	(9,076)
December 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $2,843,120)	28	(27,371)
(Total Aggregate Value of Contracts $5,110,220)		$(36,447)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 Swiss Franc Futures Contracts (Aggregate Value of Contracts $665,500)	5	1,294
December 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $643,050)	4	499
(Total Aggregate Value of Contracts $1,308,550)		$1,793
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Topix Index Futures Contracts (Aggregate Value of Contracts $468,474)	5	(4,047)
October 2012 H-Shares Index Futures Contracts (Aggregate Value of Contracts $317,625)	5	(6,281)
(Total Aggregate Value of Contracts $786,099)		$(10,328)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $747,600)	15	33,136
November 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $92,040)	1	5,292
November 2012 Gas Oil Futures Contracts (Aggregate Value of Contracts $195,150)	2	4,096
December 2012 Brent Crude Futures Contracts (Aggregate Value of Contracts $111,250)	1	3,605
November 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $131,914)	1	2,381
December 2012 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $973,125)	15	1,747
March 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,122,845)	49	(1,510)
November 2012 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $263,063)	5	(2,943)
December 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,131,200)	32	(5,452)
November 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $298,710)	9	(18,068)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
November 2012 LME Nickel Futures Contracts (Aggregate Value of Contracts $221,484)	2	$(21,883)
December 2012 Copper Futures Contracts (Aggregate Value of Contracts $281,663)	3	(24,272)
December 2012 Silver Futures Contracts (Aggregate Value of Contracts $346,100)	2	(64,636)
(Total Aggregate Value of Contracts $5,916,144)		$(88,507)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.

Long/Short Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 65.6%
Farmer Mac[1]
0.17% due 12/18/12	$25,000,000	$24,997,825
0.15% due 11/15/12	15,000,000	14,999,430
0.16% due 11/30/12	15,000,000	14,999,250
0.17% due 12/21/12	15,000,000	14,998,650
Total Farmer Mac		69,995,155
Federal Home Loan Bank[1]
0.15% due 10/30/12	25,000,000	24,999,600
0.15% due 12/19/12	15,000,000	14,998,680
0.17% due 04/01/13	13,665,000	13,657,402
Total Federal Home Loan Bank		53,655,682
Fannie Mae[2]
0.18% due 07/01/13	20,000,000	19,978,780
0.14% due 02/27/13	10,000,000	9,997,100
Total Fannie Mae		29,975,880
Total Federal Agency Discount Notes
(Cost $153,590,319)		153,626,717
FEDERAL AGENCY NOTES†† - 15.1%
Federal Farm Credit Bank[1]
0.55% due 11/19/12	15,000,000	15,007,785
Federal Home Loan Bank[1]
0.25% due 09/06/13	10,300,000	10,304,532
Freddie Mac[2]
0.38% due 11/30/12	10,000,000	10,004,500
Total Federal Agency Notes
(Cost $35,315,628)		35,316,817
REPURCHASE AGREEMENTS††,3 - 7.1%
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	8,737,953	8,737,953
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	5,027,471	5,027,471
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	2,868,037	2,868,037
Total Repurchase Agreements
(Cost $16,633,461)		16,633,461
Total Investments - 87.8%
(Cost $205,539,408)		$205,576,995
Other Assets & Liabilities, net - 12.2%		28,470,765
Total Net Assets - 100.0%		$234,047,760

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $33,158,500)	415	$6,205,568
December 2012 Wheat Futures Contracts (Aggregate Value of Contracts $21,453,075)	477	471,628
November 2012 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $35,154,605)	288	14,696
July 2013 Wheat Futures Contracts (Aggregate Value of Contracts $12,225,600)	283	(91,225)
November 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $34,297,536)	260	(529,097)
December 2012 Brent Crude Futures Contracts (Aggregate Value of Contracts $34,376,250)	309	(983,900)
November 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $33,686,640)	366	(1,992,647)
(Total Aggregate Value of Contracts $204,352,206)		$3,095,023

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	Repurchase Agreements — See Note 3.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 53.7%
Farmer Mac[1]
0.20% due 10/25/12	$50,000,000	$49,999,350
0.16% due 11/01/12	50,000,000	49,998,700
0.21% due 03/28/13	50,000,000	49,975,300
0.22% due 05/31/13	50,000,000	49,956,350
0.21% due 04/23/13	40,000,000	39,975,080
0.16% due 11/15/12	26,000,000	25,999,012
0.17% due 12/21/12	25,000,000	24,997,750
0.17% due 12/28/12	25,000,000	24,997,550
0.17% due 01/02/13	25,000,000	24,996,775
0.18% due 01/23/13	25,000,000	24,996,050
0.17% due 03/01/13	25,000,000	24,989,525
0.19% due 03/06/13	25,000,000	24,989,175
0.15% due 10/31/12	20,000,000	19,999,660
Total Farmer Mac		435,870,277
Freddie Mac[2]
0.19% due 04/23/13	50,000,000	49,968,850
0.17% due 04/23/13	25,307,000	25,291,234
0.15% due 12/31/12	25,000,000	24,997,475
0.18% due 03/15/13	25,000,000	24,988,550
0.15% due 03/19/13	25,000,000	24,988,275
0.18% due 05/21/13	25,000,000	24,979,075
0.17% due 05/29/13	25,000,000	24,978,350
0.14% due 11/07/12	10,000,000	9,999,690
Total Freddie Mac		210,191,499
Federal Home Loan Bank[1]
0.18% due 02/26/13	25,000,000	24,992,800
0.22% due 07/01/13	25,000,000	24,973,475
0.18% due 09/09/13	20,000,000	19,971,460
0.17% due 11/01/12	10,000,000	9,999,740
Total Federal Home Loan Bank		79,937,475
Federal Farm Credit Bank[1]
0.20% due 03/28/13	25,000,000	24,987,650
0.19% due 01/28/13	15,000,000	14,997,525
Total Federal Farm Credit Bank		39,985,175
Total Federal Agency Discount Notes
(Cost $765,713,907)		765,984,426
FEDERAL AGENCY NOTES†† - 39.7%
Federal Home Loan Bank[1]
0.19% due 02/22/13	50,000,000	50,001,950
0.20% due 04/30/13	50,000,000	50,000,000
0.12% due 03/01/13	50,000,000	49,988,650
0.19% due 10/26/12	40,750,000	40,750,285
0.22% due 04/09/13	25,000,000	25,005,175
0.22% due 05/02/13	25,000,000	25,002,925
0.22% due 07/23/13	25,000,000	25,002,025
0.18% due 02/28/13	25,000,000	25,000,025
0.18% due 12/28/12	25,000,000	25,000,000
0.18% due 11/21/12	25,000,000	25,000,000
0.17% due 02/25/13	25,000,000	24,999,000
0.16% due 02/08/13	25,000,000	24,998,225
0.28% due 01/11/13	23,500,000	23,500,000
0.19% due 02/15/13	21,500,000	21,500,774
0.17% due 01/17/13	18,625,000	18,624,441
0.18% due 01/10/13	15,700,000	15,700,000
0.37% due 01/29/13	10,000,000	10,006,380
0.20% due 12/28/12	10,000,000	10,000,480
Total Federal Home Loan Bank		490,080,335
Freddie Mac[2]
0.51% due 11/26/12	36,922,000	36,942,012
Federal Farm Credit Bank[1]
0.18% due 01/02/13	25,000,000	25,001,250
Fannie Mae[2]
0.75% due 02/26/13	15,000,000	15,035,610
Total Federal Agency Notes
(Cost $567,014,634)		567,059,207
REPURCHASE AGREEMENTS††,3 - 2.8%
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	$20,990,102	20,990,102
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	12,076,868	12,076,868
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	6,889,530	6,889,530
Total Repurchase Agreements
(Cost $39,956,500)		39,956,500
Total Investments - 96.2%
(Cost $1,372,685,041)		$1,373,000,133
Other Assets & Liabilities, net - 3.8%		54,629,135
Total Net Assets - 100.0%		$1,427,629,268

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $75,905,000)	950	$6,151,189
December 2012 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $55,358,176)	474	4,940,482
December 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $51,106,898)	389	4,021,892
December 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $120,238,420)	1,301	3,268,974
December 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $60,275,880)	1,666	1,277,199
December 2012 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $54,523,200)	307	1,124,768

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
December 2012 Silver Futures Contracts (Aggregate Value of Contracts $29,591,550)	171	779,152
December 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $12,934,460)	518	675,559
July 2013 Wheat Futures Contracts (Aggregate Value of Contracts $3,758,400)	87	198,788
March 2013 Cocoa Futures Contracts (Aggregate Value of Contracts $1,180,170)	47	104,032
December 2012 Wheat Futures Contracts (Aggregate Value of Contracts $31,797,325)	707	98,785
March 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $7,189,000)	200	(566,027)
December 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $7,070,000)	200	(613,155)
July 2013 Corn Futures Contracts (Aggregate Value of Contracts $12,766,188)	341	(627,730)
December 2012 Corn Futures Contracts (Aggregate Value of Contracts $40,837,500)	1,080	(2,419,141)
(Total Aggregate Value of Contracts $564,532,167)		$18,414,767
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $114,703,343)	859	1,750,767
December 2012 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $55,901,313)	374	977,227
(Total Aggregate Value of Contracts $170,604,656)		$2,727,994
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2012 British Pound Futures Contracts (Aggregate Value of Contracts $76,861,988)	762	355,245
December 2012 Swiss Franc Futures Contracts (Aggregate Value of Contracts $30,213,700)	227	(11,433)
December 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $30,502,800)	296	(122,107)
December 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $15,231,000)	150	(146,633)
December 2012 Japanese Yen Futures Contracts (Aggregate Value of Contracts $183,543,499)	1,145	(653,334)
(Total Aggregate Value of Contracts $336,352,987)		$(578,262)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2012 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $156,421,913)	973	121,440
COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $45,802,960)	919	1,465,059
March 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $15,926,064)	695	(68,861)
December 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $7,335,840)	248	(360,536)
February 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $24,475,440)	762	(493,385)
December 2012 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $24,847,125)	383	(1,544,151)
December 2012 Copper Futures Contracts (Aggregate Value of Contracts $62,341,300)	664	(6,072,736)
(Total Aggregate Value of Contracts $180,728,729)		$(7,074,610)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	Repurchase Agreements — See Note 3.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 48.3%
Health Care - 9.9%
Coventry Health Care, Inc.[1]	59,221	$2,468,924
Par Pharmaceutical Companies, Inc.*	46,707	2,334,416
Medicis Pharmaceutical Corp. — Class A	53,908	2,332,599
AMERIGROUP Corp.*,1	21,890	2,001,403
Sunrise Senior Living, Inc.*	49,969	713,058
Sun Healthcare Group, Inc.*,1	66,970	566,901
LifePoint Hospitals, Inc.*,1	10,316	441,318
Amgen, Inc.[1]	4,286	361,397
Cooper Companies, Inc.[1]	3,737	352,997
Merck & Company, Inc.	7,204	324,900
Biogen Idec, Inc.*,1	2,105	314,129
Agilent Technologies, Inc.[1]	6,049	232,583
Pfizer, Inc.[1]	8,745	217,313
Medtronic, Inc.	4,546	196,024
Mediware Information Systems*	8,299	181,831
United Therapeutics Corp.*,1	2,874	160,599
Perrigo Co.[1]	1,284	149,162
Alexion Pharmaceuticals, Inc.*,1	1,119	128,014
Gilead Sciences, Inc.*,1	1,562	103,607
McKesson Corp.[1]	1,155	99,365
Myriad Genetics, Inc.*,1	3,492	94,249
Celgene Corp.*,1	1,211	92,520
Vertex Pharmaceuticals, Inc.*,1	1,637	91,590
Bio-Rad Laboratories, Inc. — Class A*,1	848	90,499
Quest Diagnostics, Inc.	693	43,957
HCA Holdings, Inc.	924	30,723
UnitedHealth Group, Inc.[1]	462	25,599
Humana, Inc.[1]	269	18,870
Cigna Corp.[1]	155	7,311
Omnicare, Inc.[1]	115	3,907
Total Health Care		14,179,765
Industrials - 9.0%
Cooper Industries plc[1]	33,810	2,537,778
Robbins & Myers, Inc.	33,474	1,995,050
GeoEye, Inc.*,1	41,726	1,102,818
Dollar Thrifty Automotive Group, Inc.*	8,176	710,739
RailAmerica, Inc.*,1	23,622	648,896
Shaw Group, Inc.*,1	14,281	622,937
Northrop Grumman Corp.[1]	5,394	358,323
Timken Co.[1]	9,517	353,652
Manpower, Inc.[1]	8,283	304,814
Kennametal, Inc.[1]	7,590	281,437
Raytheon Co.[1]	4,894	279,741
Carlisle Companies, Inc.[1]	5,278	274,033
Republic Services, Inc. — Class A1	8,900	244,839
Cummins, Inc.[1]	2,543	234,491
Cintas Corp.[1]	5,356	222,006
L-3 Communications Holdings, Inc.[1]	3,052	218,859
Union Pacific Corp.[1]	1,798	213,423
Armstrong World Industries, Inc.[1]	4,402	204,120
FedEx Corp.[1]	2,346	198,518
GATX Corp.[1]	4,199	178,206
Kirby Corp.*,1	3,211	177,504
Owens Corning*	5,106	170,847
Lincoln Electric Holdings, Inc.[1]	4,046	157,996
AGCO Corp.*,1	3,120	148,138
Parker Hannifin Corp.[1]	1,310	109,490
Con-way, Inc.[1]	3,853	105,457
Kansas City Southern[1]	1,310	99,272
Fortune Brands Home & Security, Inc.*	3,343	90,294
Ingersoll-Rand plc	2,003	89,774
CNH Global N.V.*,1	2,272	88,085
MSC Industrial Direct Company, Inc. — Class A1	1,153	77,781
Copa Holdings S.A. — Class A1	924	75,093
Terex Corp.*	3,018	68,146
Equifax, Inc.[1]	1,426	66,423
Hubbell, Inc. — Class B1	732	59,101
Norfolk Southern Corp.[1]	732	46,577
Delta Air Lines, Inc.*,1	3,198	29,294
General Electric Co.[1]	1,079	24,504
MRC Global, Inc.*	930	22,869
Regal-Beloit Corp.	193	13,603
WESCO International, Inc.*,1	51	2,917
AMETEK, Inc.[1]	77	2,730
Dover Corp.[1]	38	2,261
Total Industrials		12,912,836
Information Technology - 7.6%
Ariba, Inc.*,1	76,803	3,440,774
Quest Software, Inc.*	34,714	971,993
IAC/InterActiveCorp[1]	8,492	442,093
Symantec Corp.*,1	19,688	354,384
Alliance Data Systems Corp.*,1	2,465	349,907
Brightpoint, Inc.*,1	36,944	331,757
Fidelity National Information Services, Inc.[1]	10,595	330,776
Activision Blizzard, Inc.[1]	28,781	324,649
PLX Technology, Inc.*,1	54,943	317,020
Tech Data Corp.*,1	6,438	291,641
Diebold, Inc.[1]	8,245	277,939
Intel Corp.[1]	11,286	255,966
Cisco Systems, Inc.[1]	12,946	247,140
KLA-Tencor Corp.	4,932	235,281
Jabil Circuit, Inc.[1]	12,060	225,764
QUALCOMM, Inc.[1]	3,544	221,465
FleetCor Technologies, Inc.*,1	4,199	188,115
Maxim Integrated Products, Inc.[1]	7,051	187,698
NeuStar, Inc. — Class A*,1	4,470	178,934
Equinix, Inc.*,1	822	169,373
DST Systems, Inc.[1]	2,505	141,683
Booz Allen Hamilton Holding Corp.	9,899	137,101
Applied Materials, Inc.[1]	8,631	96,365
Kenexa Corp.*	2,086	95,601
eBay, Inc.*,1	1,918	92,850
Google, Inc. — Class A*,1	123	92,804
Akamai Technologies, Inc.*,1	2,396	91,671

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 48.3% (continued)
Information Technology - 7.6% (continued)
Xilinx, Inc.[1]	2,736	$91,410
Yahoo!, Inc.*,1	5,251	83,885
Rackspace Hosting, Inc.*,1	1,138	75,210
AOL, Inc.*	2,122	74,758
Xerox Corp.	10,095	74,097
Adobe Systems, Inc.*,1	2,272	73,749
Synopsys, Inc.*,1	2,196	72,512
Avago Technologies Ltd.[1]	1,955	68,161
CA, Inc.	1,850	47,665
VeriSign, Inc.*	848	41,289
FSI International, Inc.*	2,200	13,640
Western Digital Corp.	153	5,926
Dell, Inc.[1]	1	10
Total Information Technology		10,813,056
Financials - 7.1%
Pacific Capital Bancorp*,1	16,276	747,068
MFA Financial, Inc.[1]	52,375	445,189
Hatteras Financial Corp.[1]	15,284	430,856
SeaBright Holdings, Inc.	33,520	368,720
Citizens Republic Bancorp, Inc.*	18,850	364,748
Huntington Bancshares, Inc.[1]	52,245	360,491
Assurant, Inc.[1]	9,555	356,402
Torchmark Corp.[1]	6,935	356,112
BB&T Corp.[1]	10,710	355,144
Hospitality Properties Trust[1]	14,911	354,584
American Capital Agency Corp.[1]	10,248	354,478
State Street Corp.[1]	8,400	352,463
American Capital Ltd.*,1	30,900	350,406
Allied World Assurance Company Holdings AG1	4,354	336,347
CNA Financial Corp.[1]	12,060	323,208
BOK Financial Corp.	5,394	318,785
Arch Capital Group Ltd.*,1	5,432	226,406
Axis Capital Holdings Ltd.[1]	6,435	224,710
PNC Financial Services Group, Inc.[1]	3,351	211,448
Discover Financial Services[1]	5,318	211,284
Douglas Emmett, Inc.[1]	8,631	199,118
Marsh & McLennan Companies, Inc.[1]	5,690	193,061
Washington Federal, Inc.[1]	11,019	183,797
U.S. Bancorp[1]	5,318	182,407
Macerich Co.[1]	3,044	174,207
NASDAQ OMX Group, Inc.[1]	7,243	168,726
MetLife, Inc.[1]	4,894	168,647
Presidential Life Corp.[1]	11,816	164,597
Protective Life Corp.[1]	6,242	163,603
Invesco Ltd.	6,242	155,988
American Financial Group, Inc.[1]	3,968	150,387
American International Group, Inc.*	3,775	123,782
JPMorgan Chase & Co.[1]	2,967	120,104
Regions Financial Corp.[1]	16,606	119,729
Howard Hughes Corp.*	1,503	106,788
CommonWealth REIT	6,311	91,888
Ares Capital Corp.	5,323	91,236
Annaly Capital Management, Inc.[1]	5,265	88,663
Chimera Investment Corp.	31,775	86,110
Ameriprise Financial, Inc.	1,310	74,264
HCP, Inc.[1]	1,579	70,234
Interactive Brokers Group, Inc. — Class A1	4,046	56,725
Assured Guaranty Ltd.[1]	4,084	55,624
BlackRock, Inc. — Class A1	231	41,187
Capitol Federal Financial, Inc.[1]	2,774	33,177
American Tower Corp. — Class A	347	24,772
Simon Property Group, Inc.[1]	155	23,531
American National Insurance Co.	323	23,201
Alexander & Baldwin, Inc.*	773	22,827
Prudential Financial, Inc.[1]	386	21,041
Ventas, Inc.[1]	115	7,159
Everest Re Group Ltd.[1]	38	4,064
Total Financials		10,239,493
Consumer Discretionary - 5.8%
Collective Brands, Inc.*,1	108,229	2,349,652
Peet's Coffee & Tea, Inc.*	6,642	487,124
Jarden Corp.[1]	8,538	451,147
Comcast Corp. — Class A1	9,905	354,302
Macy's, Inc.[1]	9,400	353,628
Penn National Gaming, Inc.*,1	8,052	347,040
Wyndham Worldwide Corp.[1]	6,011	315,457
Aaron's, Inc.[1]	11,250	312,862
Advance Auto Parts, Inc.[1]	3,930	268,969
Time Warner Cable, Inc.[1]	2,709	257,518
O'Reilly Automotive, Inc.*,1	2,696	225,440
Service Corporation International	15,387	207,110
Interpublic Group of Companies, Inc.	16,567	184,225
Dillard's, Inc. — Class A1	2,505	181,162
Brinker International, Inc.[1]	5,085	179,501
Thor Industries, Inc.[1]	4,392	159,517
Harman International Industries, Inc.[1]	3,082	142,265
Foot Locker, Inc.[1]	3,622	128,581
Time Warner, Inc.	2,582	117,042
Madison Square Garden Co. — Class A*	2,813	113,280
DR Horton, Inc.[1]	5,087	104,996
Tempur-Pedic International, Inc.*	3,343	99,922
Leggett & Platt, Inc.	3,714	93,036
Mohawk Industries, Inc.*	1,147	91,783
Whirlpool Corp.	1,106	91,698
Cinemark Holdings, Inc.	4,040	90,617
John Wiley & Sons, Inc. — Class A	1,959	90,016
Lennar Corp. — Class A	2,542	88,385
Toll Brothers, Inc.*	2,596	86,265
Genuine Parts Co.	1,087	66,340
DISH Network Corp. — Class A1	2,081	63,699
PulteGroup, Inc.*,1	2,967	45,989
Staples, Inc.[1]	3,750	43,200
Polaris Industries, Inc.[1]	424	34,289
Williams-Sonoma, Inc.[1]	469	20,622

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 48.3% (continued)
Consumer Discretionary - 5.8% (continued)
Liberty Interactive Corp. — Class A*,1	309	$5,717
Liberty Ventures*,1	1	37
MGM Resorts International*,1	1	11
Clear Channel Outdoor Holdings, Inc. — Class A	1	6
Total Consumer Discretionary		8,252,450
Utilities - 2.5%
CH Energy Group, Inc.[1]	8,374	546,068
ONEOK, Inc.[1]	7,539	364,209
DTE Energy Co.[1]	5,973	358,021
CenterPoint Energy, Inc.[1]	16,606	353,708
Pinnacle West Capital Corp.[1]	6,666	351,966
Consolidated Edison, Inc.[1]	5,625	336,881
Ameren Corp.[1]	9,324	304,615
American Electric Power Company, Inc.[1]	5,549	243,823
NextEra Energy, Inc.[1]	3,391	238,489
PPL Corp.[1]	7,821	227,200
American Water Works Company, Inc.[1]	5,856	217,023
Atmos Energy Corp.	617	22,082
Westar Energy, Inc.	500	14,830
Total Utilities		3,578,915
Energy - 2.3%
Nexen, Inc.[1]	42,487	1,076,622
Tesoro Corp.[1]	8,476	355,144
Chevron Corp.[1]	3,044	354,809
ConocoPhillips[1]	6,204	354,746
Valero Energy Corp.[1]	8,129	257,527
Unit Corp.*,1	5,163	214,264
Denbury Resources, Inc.*,1	11,212	181,186
National Oilwell Varco, Inc.[1]	1,552	124,331
Patterson-UTI Energy, Inc.[1]	5,201	82,384
Concho Resources, Inc.*,1	809	76,653
Oil States International, Inc.*	963	76,520
Helmerich & Payne, Inc.[1]	1,348	64,178
Pioneer Natural Resources Co.[1]	193	20,149
Atwood Oceanics, Inc.*	115	5,227
Total Energy		3,243,740
Materials - 1.9%
CF Industries Holdings, Inc.[1]	1,657	368,251
Reliance Steel & Aluminum Co.[1]	6,897	361,057
Huntsman Corp.[1]	19,510	291,284
Westlake Chemical Corp.[1]	3,351	244,824
International Paper Co.[1]	5,856	212,689
Steel Dynamics, Inc.[1]	17,107	192,112
Rockwood Holdings, Inc.[1]	3,968	184,908
LyondellBasell Industries N.V. — Class A1	3,429	177,142
Rock-Tenn Co. — Class A	2,312	166,881
Nucor Corp.[1]	3,160	120,902
Bemis Company, Inc.[1]	3,660	115,180
Commercial Metals Co.[1]	7,514	99,185
Cytec Industries, Inc.	1,041	68,206
RPM International, Inc.	2,338	66,727
Domtar Corp.	340	26,619
Carpenter Technology Corp.	462	24,172
Cabot Corp.[1]	247	9,033
MeadWestvaco Corp.	48	1,469
Total Materials		2,730,641
Consumer Staples - 1.7%
CVS Caremark Corp.[1]	7,474	361,891
Mondelez International, Inc. — Class A1	8,592	355,279
Coca-Cola Enterprises, Inc.[1]	9,979	312,043
JM Smucker Co.[1]	3,506	302,673
Constellation Brands, Inc. — Class A*,1	9,131	295,388
Smithfield Foods, Inc.*,1	14,563	286,163
Archer-Daniels-Midland Co.[1]	8,207	223,066
Church & Dwight Company, Inc.[1]	3,120	168,449
Nu Skin Enterprises, Inc. — Class A1	3,368	130,779
Wal-Mart Stores, Inc.[1]	500	36,900
Safeway, Inc.[1]	1,973	31,746
Total Consumer Staples		2,504,377
Telecommunication Services - 0.5%
Verizon Communications, Inc.[1]	6,011	273,921
United States Cellular Corp.*,1	3,906	152,843
SBA Communications Corp. — Class A*	1,506	94,727
Telephone & Data Systems, Inc.	3,614	92,555
CenturyLink, Inc.[1]	578	23,351
MetroPCS Communications, Inc.*	1,388	16,253
Total Telecommunication Services		653,650
Total Common Stocks
(Cost $65,119,311)		69,108,923
RIGHTS† - 0.0%
Liberty Ventures
Expires 08/09/13*,†	7	95
Total Rights
(Cost $–)		95
EXCHANGE TRADED FUNDS† - 2.0%
iShares MSCI Mexico Investable Market Index Fund[1]	9,152	598,449
iShares MSCI United Kingdom Index Fund[1]	29,240	509,068
iShares MSCI Singapore Index Fund[1,2]	32,233	432,245
iShares MSCI Sweden Index Fund[1]	8,860	250,384
iShares MSCI Australia Index Fund[1]	9,931	236,258
iShares MSCI South Africa Index Fund[1]	3,218	214,802
iShares MSCI South Korea Index Fund[1]	3,527	208,552
iShares MSCI Turkey Index Fund[1]	3,056	170,769
iShares MSCI Malaysia Index Fund[1]	6,928	100,941

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 2.0% (continued)
Vanguard MSCI Emerging Markets ETF[1]	2,223	$92,810
Total Exchange Traded Funds
(Cost $2,722,481)		2,814,278
CLOSED-END FUNDS† - 11.2%
India Fund, Inc.[1]	36,510	848,493
BlackRock Enhanced Equity Dividend Trust[1]	110,517	835,509
Gabelli Dividend & Income Trust[1]	48,525	822,499
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	78,037	821,730
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	86,136	819,153
Liberty All Star Equity Fund[1]	168,902	815,797
Eaton Vance Enhanced Equity Income Fund II1	72,103	798,901
Royce Value Trust, Inc.[1]	55,626	727,032
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1]	53,482	719,333
Eaton Vance Enhanced Equity Income Fund[1]	54,767	606,818
Clough Global Opportunities Fund	51,393	601,298
Adams Express Co.[1]	51,170	580,268
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	56,092	494,171
AGIC Equity & Convertible Income Fund[1]	27,865	487,080
Zweig Total Return Fund, Inc.[1]	36,432	461,229
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1]	31,256	414,767
Tri-Continental Corp.[1]	24,281	393,838
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	34,783	386,091
John Hancock Bank and Thrift Opportunity Fund[1]	20,122	369,239
General American Investors Company, Inc.[1]	12,580	365,826
Zweig Fund, Inc.[1]	25,143	318,310
BlackRock Credit Allocation Income Trust II, Inc.[1]	27,430	316,542
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund[1]	12,426	245,786
Royce Micro-Capital Trust, Inc.[1]	23,303	220,213
Source Capital, Inc.[1]	4,084	212,695
GDL Fund[1]	15,844	187,276
First Trust Enhanced Equity Income Fund[1]	15,312	186,960
Japan Smaller Capitalization Fund, Inc.[1]	24,532	176,385
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	15,732	173,367
Petroleum & Resources Corp.	6,265	164,394
Swiss Helvetia Fund, Inc.[1]	15,014	161,851
Madison/Claymore Covered Call & Equity Strategy Fund[1]	18,427	145,942
Lazard Global Total Return and Income Fund, Inc.[1]	9,106	136,681
John Hancock Hedged Equity & Income Fund[1]	8,110	133,004
Clough Global Allocation Fund	9,279	125,545
Liberty All Star Growth Fund, Inc.[1]	26,948	113,990
Gabelli Healthcare & WellnessRx Trust[1]	12,463	113,538
Madison Strategic Sector Premium Fund[1]	7,307	87,392
Thai Fund, Inc.[1]	4,646	81,630
Ellsworth Fund Ltd.[1]	10,954	80,402
Royce Focus Trust, Inc.[1]	10,220	68,678
Bancroft Fund Ltd.[1]	3,924	65,923
Dividend and Income Fund[1]	16,310	59,368
BlackRock Credit Allocation Income Trust III, Inc.[1]	4,084	49,457
Total Closed-End Funds
(Cost $14,624,933)		15,994,401

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 1.9%
Freddie Mac[3]
0.15% due 02/11/13	$1,000,000	999,741
Fannie Mae[3]
0.15% due 02/21/13	1,000,000	999,722
Federal Home Loan Bank[4]
0.11% due 10/22/12	781,000	780,991
Total Federal Agency Discount Notes
(Cost $2,779,798)		2,780,454
REPURCHASE AGREEMENTS††,5 - 21.4%
HSBC Group issued 09/28/12 at 0.17% due 10/01/12	16,096,087	16,096,087
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	9,261,047	9,261,047
Deutsche Bank issued 09/28/12 at 0.12% due 10/01/12	5,283,180	5,283,180
Total Repurchase Agreements
(Cost $30,640,314)		30,640,314
SECURITIES LENDING COLLATERAL††,6 - 0.0%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	22,579	22,579
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	22,221	22,221
Total Securities Lending Collateral
(Cost $44,800)		44,800
Total Long Investments - 84.8%
(Cost $115,931,637)		$121,383,265

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (28.1)%
Telecommunication Services - (0.3)%
tw telecom, Inc. — Class A*	2,432	$(63,402)
Clearwire Corp. — Class A*	48,182	(65,046)
Sprint Nextel Corp.*	12,779	(70,540)
NII Holdings, Inc.*	12,663	(99,405)
Level 3 Communications, Inc.*	7,760	(178,247)
Total Telecommunication Services		(476,640)
Energy - (1.6)%
Cobalt International Energy, Inc.*	385	(8,574)
Cabot Oil & Gas Corp.	193	(8,666)
Newfield Exploration Co.*	580	(18,166)
QEP Resources, Inc.	695	(22,004)
Equities Corp.	386	(22,774)
Tidewater, Inc.	695	(33,728)
Schlumberger Ltd.	733	(53,018)
Ultra Petroleum Corp.*	4,247	(93,349)
Cimarex Energy Co.	1,661	(97,252)
Hess Corp.	2,162	(116,143)
Alpha Natural Resources, Inc.*	17,991	(118,201)
SEACOR Holdings, Inc.*	1,737	(144,796)
CONSOL Energy, Inc.	4,904	(147,365)
Range Resources Corp.	2,200	(153,714)
Teekay Corp.	4,955	(154,596)
FMC Technologies, Inc.*	3,358	(155,475)
Kosmos Energy Ltd.*	13,899	(158,310)
Cameron International Corp.*	3,127	(175,331)
Anadarko Petroleum Corp.	2,548	(178,156)
Dresser-Rand Group, Inc.*	3,243	(178,723)
Southwestern Energy Co.*	5,328	(185,308)
Total Energy		(2,223,649)
Consumer Staples - (1.9)%
Kimberly-Clark Corp.[1]	77	(6,605)
Dr Pepper Snapple Group, Inc.	695	(30,948)
Estee Lauder Companies, Inc. — Class A1	597	(36,757)
Green Mountain Coffee Roasters, Inc.*	1,933	(45,909)
Herbalife Ltd.[1]	1,011	(47,921)
Brown-Forman Corp. — Class B	753	(49,133)
Campbell Soup Co.	1,737	(60,482)
Colgate-Palmolive Co.	977	(104,754)
ConAgra Foods, Inc.	4,632	(127,797)
Mead Johnson Nutrition Co. — Class A	1,854	(135,861)
McCormick & Company, Inc.	2,470	(153,239)
Avon Products, Inc.	9,999	(159,484)
HJ Heinz Co.	2,935	(164,213)
Procter & Gamble Co.[1]	2,394	(166,048)
Kellogg Co.	3,281	(169,496)
Coca-Cola Co.	4,479	(169,888)
Flowers Foods, Inc.	8,493	(171,389)
PepsiCo, Inc.	2,510	(177,633)
Hershey Co.	2,510	(177,934)
Kroger Co.	7,567	(178,128)
Sysco Corp.	5,752	(179,865)
Dean Foods Co.*	11,119	(181,796)
Total Consumer Staples		(2,695,280)
Cliffs Natural Resources, Inc.[1]	364	(14,243)
Walter Energy, Inc.	1,426	(46,288)
Freeport-McMoRan Copper & Gold, Inc.	1,175	(46,507)
Royal Gold, Inc.	493	(49,231)
Newmont Mining Corp.	1,378	(77,182)
International Flavors & Fragrances, Inc.	1,685	(100,392)
Sigma-Aldrich Corp.	1,621	(116,663)
Sealed Air Corp.	8,030	(124,144)
Praxair, Inc.	1,198	(124,448)
Alcoa, Inc.	14,786	(130,856)
Southern Copper Corp.	3,976	(136,615)
Ashland, Inc.	2,124	(152,078)
Crown Holdings, Inc.*	4,324	(158,907)
Scotts Miracle-Gro Co. — Class A	3,905	(169,750)
Martin Marietta Materials, Inc.	2,085	(172,784)
Compass Minerals International, Inc.	2,317	(172,825)
Valspar Corp.	3,088	(173,237)
Ecolab, Inc.	2,702	(175,117)
Titanium Metals Corp.	13,822	(177,336)
Owens-Illinois, Inc.*	9,459	(177,451)
Allied Nevada Gold Corp.*	5,640	(220,298)
Total Materials		(2,716,352)
Utilities - (2.1)%
AES Corp.*	685	(7,514)
Public Service Enterprise Group, Inc.[1]	2,239	(72,051)
Great Plains Energy, Inc.	3,475	(77,354)
Questar Corp.	4,904	(99,698)
National Fuel Gas Co.	2,085	(112,673)
TECO Energy, Inc.[1]	7,336	(130,141)
CMS Energy Corp.	5,560	(130,938)
Aqua America, Inc.	5,390	(133,456)
Hawaiian Electric Industries, Inc.	5,713	(150,309)
Duke Energy Corp.	2,355	(152,604)
Integrys Energy Group, Inc.[1]	3,012	(157,226)
AGL Resources, Inc.	4,093	(167,445)
Exelon Corp.	4,711	(167,617)
PG&E Corp.[1]	3,963	(169,101)
Calpine Corp.*	10,038	(173,658)
MDU Resources Group, Inc.[1]	7,979	(175,857)
Alliant Energy Corp.	4,080	(177,031)
Dominion Resources, Inc.	3,345	(177,084)
ITC Holdings Corp.	2,355	(177,991)
Northeast Utilities	4,672	(178,611)
UGI Corp.	5,675	(180,181)
Total Utilities		(2,968,540)
Health Care - (2.5)%
Community Health Systems, Inc.*	977	(28,470)
DENTSPLY International, Inc.	811	(30,932)
Varian Medical Systems, Inc.*	541	(32,633)
Mylan, Inc.*	1,661	(40,528)
Health Net, Inc.*	1,814	(40,833)
Ariad Pharmaceuticals, Inc.*	1,692	(40,989)
Salix Pharmaceuticals Ltd.*	1,071	(45,346)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (28.1)% (continued)
Health Care - (2.5)% (continued)
Watson Pharmaceuticals, Inc.*	555	$(47,264)
Cerner Corp.*	617	(47,762)
Johnson & Johnson	811	(55,886)
Allscripts Healthcare Solutions, Inc.*	4,553	(56,594)
Boston Scientific Corp.*,1	10,424	(59,834)
CR Bard, Inc.	695	(72,732)
Medivation, Inc.*	1,313	(74,001)
BioMarin Pharmaceutical, Inc.*,1	2,107	(84,849)
Brookdale Senior Living, Inc. — Class A*	3,706	(86,053)
Incyte Corporation Ltd.*	4,827	(87,127)
Regeneron Pharmaceuticals, Inc.*	571	(87,169)
Alere, Inc.*	5,019	(97,820)
Tenet Healthcare Corp.*	20,385	(127,814)
Endo Health Solutions, Inc.*	4,340	(137,665)
Illumina, Inc.*	3,166	(152,601)
Laboratory Corporation of America Holdings*	1,699	(157,107)
Warner Chilcott plc — Class A	12,170	(164,295)
Hospira, Inc.*	5,212	(171,058)
Bruker Corp.*	13,126	(171,819)
Techne Corp.	2,432	(174,958)
Teleflex, Inc.	2,548	(175,404)
Edwards Lifesciences Corp.*	1,686	(181,026)
Aetna, Inc.	22,878	(905,969)
Total Health Care		(3,636,538)
Consumer Discretionary - (3.0)%
Virgin Media, Inc.	77	(2,267)
Newell Rubbermaid, Inc.	372	(7,101)
Nordstrom, Inc.	155	(8,553)
Hasbro, Inc.[1]	358	(13,665)
Hyatt Hotels Corp. — Class A*	386	(15,498)
BorgWarner, Inc.*	313	(21,631)
Yum! Brands, Inc.	348	(23,086)
Tupperware Brands Corp.	439	(23,526)
McDonald's Corp.	270	(24,773)
Panera Bread Co. — Class A*	155	(26,488)
American Eagle Outfitters, Inc.	1,273	(26,835)
NIKE, Inc. — Class B	308	(29,232)
Goodyear Tire & Rubber Co.*	2,597	(31,657)
Guess?, Inc.[1]	1,544	(39,248)
Gentex Corp.	2,317	(39,412)
Bally Technologies, Inc.*	888	(43,858)
Priceline.com, Inc.*	72	(44,549)
Wynn Resorts Ltd.	386	(44,560)
TripAdvisor, Inc.*	1,368	(45,048)
Expedia, Inc.	794	(45,925)
Weight Watchers International, Inc.	892	(47,098)
Wendy's Co.	10,386	(47,256)
Apollo Group, Inc. — Class A*	1,642	(47,700)
Darden Restaurants, Inc.	926	(51,625)
Netflix, Inc.*	973	(52,970)
DeVry, Inc.	2,645	(60,200)
NVR, Inc.*	74	(62,493)
Limited Brands, Inc.	1,429	(70,393)
Washington Post Co. — Class B	207	(75,147)
Cablevision Systems Corp. — Class A	5,273	(83,577)
Morningstar, Inc.	1,374	(86,067)
Clear Channel Outdoor Holdings, Inc. — Class A	17,866	(106,839)
Starbucks Corp.	2,124	(107,793)
Fossil, Inc.*	1,394	(118,072)
Las Vegas Sands Corp.	3,012	(139,666)
Choice Hotels International, Inc.	4,479	(143,283)
Abercrombie & Fitch Co. — Class A	5,135	(174,179)
Urban Outfitters, Inc.*	4,672	(175,480)
Thomson Reuters Corp.	6,100	(176,047)
CarMax, Inc.*	6,255	(177,017)
Marriott International, Inc. — Class A	4,540	(177,514)
Liberty Global, Inc. — Class A*	2,935	(178,301)
Tiffany & Co.	2,895	(179,143)
Family Dollar Stores, Inc.	2,818	(186,833)
DreamWorks Animation SKG, Inc. — Class A*	10,347	(198,973)
H&R Block, Inc.	11,835	(205,101)
JC Penney Company, Inc.	9,090	(220,796)
Amazon.com, Inc.*	878	(223,293)
Visteon Corp.*	5,108	(227,102)
Total Consumer Discretionary		(4,356,870)
Information Technology - (3.9)%
Ingram Micro, Inc. — Class A*,1	232	(3,533)
Polycom, Inc.*,1	425	(4,195)
Texas Instruments, Inc.	572	(15,759)
Teradyne, Inc.*	1,153	(16,396)
Apple, Inc.	33	(22,020)
Marvell Technology Group Ltd.	2,547	(23,305)
Western Union Co.	1,467	(26,729)
Microchip Technology, Inc.	1,081	(35,392)
IPG Photonics Corp.*	622	(35,641)
Linear Technology Corp.	1,313	(41,819)
VeriFone Systems, Inc.*	1,506	(41,942)
NVIDIA Corp.*,1	3,443	(45,930)
Lam Research Corp.*	1,450	(46,088)
Broadcom Corp. — Class A	1,335	(46,164)
Skyworks Solutions, Inc.*	1,963	(46,258)
Zynga, Inc. — Class A*	16,372	(46,496)
Freescale Semiconductor Ltd.*	5,046	(47,987)
Advanced Micro Devices, Inc.*	16,316	(54,985)
Citrix Systems, Inc.*	773	(59,189)
FLIR Systems, Inc.	3,012	(60,165)
Electronic Arts, Inc.*	4,787	(60,747)
LSI Corp.*	9,286	(64,166)
MICROS Systems, Inc.*	1,429	(70,192)
Broadridge Financial Solutions, Inc.	3,173	(74,026)
Riverbed Technology, Inc.*	3,281	(76,349)
SAIC, Inc.	7,025	(84,581)
Rovi Corp.*	8,555	(124,133)
Lender Processing Services, Inc.	4,749	(132,450)
LinkedIn Corp. — Class A*,1	1,186	(142,794)
Cypress Semiconductor Corp.	13,357	(143,187)
NetApp, Inc.*	4,374	(143,817)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (28.1)% (continued)
Information Technology - (3.9)% (continued)
FactSet Research Systems, Inc.	1,506	$(145,209)
Micron Technology, Inc.*	25,436	(152,234)
PMC - Sierra, Inc.*	27,309	(154,023)
Informatica Corp.*	4,672	(162,632)
Integrated Device Technology, Inc.*	28,874	(169,779)
Juniper Networks, Inc.*	9,961	(170,433)
Global Payments, Inc.[1]	4,093	(171,210)
Altera Corp.	5,057	(171,862)
Atmel Corp.*	32,809	(172,575)
Cognizant Technology Solutions Corp. — Class A*	2,470	(172,702)
National Instruments Corp.	6,911	(173,950)
Itron, Inc.*	4,105	(177,130)
Paychex, Inc.	5,328	(177,369)
Computer Sciences Corp.	5,520	(177,799)
JDS Uniphase Corp.*	14,438	(178,815)
Solera Holdings, Inc.	4,131	(181,227)
Hewlett-Packard Co.	10,656	(181,791)
Cree, Inc.*	7,327	(187,058)
ON Semiconductor Corp.*	32,393	(199,865)
Acme Packet, Inc.*	12,788	(218,675)
Salesforce.com, Inc.*	1,462	(223,233)
Total Information Technology		(5,556,006)
Industrials - (5.1)%
Verisk Analytics, Inc. — Class A*	54	(2,571)
WW Grainger, Inc.	13	(2,709)
Avery Dennison Corp.	193	(6,141)
Waste Connections, Inc.	270	(8,168)
Alliant Techsystems, Inc.	270	(13,530)
Lennox International, Inc.	426	(20,601)
General Cable Corp.*	888	(26,089)
GrafTech International Ltd.*	3,243	(29,155)
IHS, Inc. — Class A*	303	(29,497)
United Technologies Corp.	425	(33,273)
IDEX Corp.	1,004	(41,937)
Towers Watson & Co. — Class A	861	(45,676)
United Parcel Service, Inc. — Class B	641	(45,876)
Hertz Global Holdings, Inc.*,1	3,352	(46,023)
UTI Worldwide, Inc.	3,539	(47,670)
Quanta Services, Inc.*	2,046	(50,536)
Fluor Corp.	965	(54,310)
Emerson Electric Co.	1,158	(55,897)
J.B. Hunt Transport Services, Inc.	1,119	(58,233)
Chicago Bridge & Iron Company N.V.	1,851	(70,505)
URS Corp.	2,085	(73,621)
Deere & Co.	1,004	(82,820)
Masco Corp.	5,506	(82,865)
Joy Global, Inc.	1,621	(90,873)
Precision Castparts Corp.	618	(100,944)
Nielsen Holdings N.V.*	3,823	(114,614)
Boeing Co.	1,699	(118,284)
Clean Harbors, Inc.*	2,432	(118,803)
CSX Corp.	5,985	(124,189)
3M Co.	1,351	(124,859)
ITT Corp.	6,641	(133,816)
Babcock & Wilcox Co.*	5,405	(137,665)
Southwest Airlines Co.	15,906	(139,495)
Matson, Inc.	6,718	(140,473)
Landstar System, Inc.	3,037	(143,589)
Oshkosh Corp.*	5,560	(152,511)
Pentair Ltd.	3,513	(156,364)
Rockwell Collins, Inc.	2,935	(157,433)
Crane Co.	4,362	(174,175)
Navistar International Corp.*	8,262	(174,246)
SPX Corp.	2,664	(174,252)
Nordson Corp.	2,973	(174,277)
Stericycle, Inc.*	1,931	(174,794)
CH Robinson Worldwide, Inc.	3,012	(176,353)
Harsco Corp.	8,610	(176,763)
Honeywell International, Inc.	2,973	(177,637)
Iron Mountain, Inc.	5,289	(180,408)
Colfax Corp.*	5,057	(185,440)
Expeditors International of Washington, Inc.	5,120	(186,163)
Dun & Bradstreet Corp.	2,777	(221,104)
DigitalGlobe, Inc.*	47,666	(971,910)
Eaton Corp.	26,196	(1,238,023)
Total Industrials		(7,267,160)
Financials - (5.8)%
New York Community Bancorp, Inc.	463	(6,556)
Bank of Hawaii Corp.	145	(6,615)
Boston Properties, Inc.	77	(8,517)
BioMed Realty Trust, Inc.	463	(8,667)
IntercontinentalExchange, Inc.*	77	(10,273)
Citigroup, Inc.	423	(13,841)
StanCorp Financial Group, Inc.	580	(18,119)
Goldman Sachs Group, Inc.	193	(21,940)
Capital One Financial Corp.	425	(24,229)
Franklin Resources, Inc.	232	(29,016)
Arthur J Gallagher & Co.	966	(34,602)
Morgan Stanley	2,355	(39,423)
East West Bancorp, Inc.	1,892	(39,959)
Bank of New York Mellon Corp.	1,931	(43,679)
Jones Lang LaSalle, Inc.	656	(50,086)
St. Joe Co.*	2,895	(56,453)
Bank of America Corp.	8,763	(77,377)
BRE Properties, Inc.	1,661	(77,884)
Valley National Bancorp	8,614	(86,312)
Principal Financial Group, Inc.	3,398	(91,542)
Weingarten Realty Investors	3,513	(98,750)
Moody's Corp.	2,239	(98,897)
Lazard Ltd. — Class A	3,938	(115,108)
Mack-Cali Realty Corp.	4,556	(121,190)
Jefferies Group, Inc.	10,307	(141,103)
TD Ameritrade Holding Corp.	9,498	(145,984)
SL Green Realty Corp.	1,854	(148,450)
Piedmont Office Realty Trust, Inc. — Class A	8,803	(152,644)
Vornado Realty Trust	1,931	(156,508)
Kemper Corp.	5,328	(163,623)
SVB Financial Group*	2,742	(165,781)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (28.1)% (continued)
Financials - (5.8)% (continued)
Hanover Insurance Group, Inc.	4,479	$(166,888)
Equity Lifestyle Properties, Inc.	2,510	(170,981)
CIT Group, Inc.*	4,401	(173,355)
MSCI, Inc. — Class A*	4,864	(174,082)
Weyerhaeuser Co.	6,718	(175,609)
Leucadia National Corp.	7,722	(175,676)
Plum Creek Timber Company, Inc.	4,014	(175,974)
Alexandria Real Estate Equities, Inc.	2,394	(176,007)
Mercury General Corp.	4,556	(176,089)
Erie Indemnity Co. — Class A	2,742	(176,228)
SEI Investments Co.	8,224	(176,405)
Corporate Office Properties Trust	7,374	(176,755)
Charles Schwab Corp.	13,822	(176,783)
Endurance Specialty Holdings Ltd.	4,594	(176,869)
Progressive Corp.	8,532	(176,954)
Markel Corp.*	386	(176,977)
Unum Group	9,226	(177,324)
Cullen/Frost Bankers, Inc.	3,088	(177,344)
First Horizon National Corp.	18,416	(177,346)
Old Republic International Corp.	19,072	(177,370)
Lincoln National Corp.	7,336	(177,458)
Brown & Brown, Inc.	6,807	(177,458)
Duke Realty Corp.	12,085	(177,649)
Eaton Vance Corp.	6,138	(177,756)
First Republic Bank	5,174	(178,296)
Reinsurance Group of America, Inc. — Class A	3,088	(178,702)
TFS Financial Corp.*	19,703	(178,706)
First Niagara Financial Group, Inc.	22,122	(178,967)
XL Group plc — Class A	7,451	(179,048)
Forest City Enterprises, Inc. — Class A*	11,582	(183,575)
Hartford Financial Services Group, Inc.	9,459	(183,883)
TCF Financial Corp.	15,404	(183,924)
FirstMerit Corp.	25,825	(380,402)
Total Financials		(8,299,968)
Total Common Stock Sold Short
(Proceeds $39,473,787)		(40,197,003)
EXCHANGE TRADED FUNDS SOLD SHORT† - (12.8)%
Market Vectors Russia ETF	226	(6,507)
iShares MSCI BRIC Index Fund	803	(30,305)
iShares FTSE China 25 Index Fund	909	(31,460)
iShares MSCI Chile Investable Market Index Fund	886	(55,038)
iShares MSCI Hong Kong Index Fund	4,222	(76,840)
iShares iBoxx Investment Grade Corporate Bond Fund	652	(79,394)
iShares MSCI Thailand Index Fund	1,117	(84,702)
iShares Barclays MBS Bond Fund	811	(88,529)
iShares MSCI Taiwan Index Fund	7,579	(101,255)
iShares MSCI Belgium Investable Market Index Fund	8,803	(110,742)
iShares Barclays Agency Bond Fund	1,026	(116,985)
iShares MSCI Germany Index Fund	5,292	(119,493)
iShares Barclays 20+ Year Treasury Bond Fund	999	(124,106)
Market Vectors Gold Miners ETF	2,377	(127,669)
iShares MSCI France Index Fund	6,158	(129,195)
iShares JPMorgan USD Emerging Markets Bond Fund	1,077	(130,597)
iShares MSCI Netherlands Investable Market Index Fund	7,836	(144,966)
iShares MSCI EAFE Index Fund	2,941	(155,873)
iShares Barclays 7-10 Year Treasury Bond Fund	1,459	(158,243)
PowerShares Emerging Markets Sovereign Debt Portfolio	5,158	(158,299)
iShares MSCI EMU Index Fund	6,921	(207,976)
iShares Barclays 3-7 Year Treasury Bond Fund	1,862	(230,348)
iShares MSCI Switzerland Index Fund	9,903	(243,515)
iShares MSCI Austria Investable Market Index Fund	16,534	(253,466)
iShares MSCI Canada Index Fund	10,185	(289,865)
iShares MSCI Brazil Index Fund	6,456	(348,947)
iShares Barclays TIPS Bond Fund	3,229	(393,163)
iShares MSCI Spain Index Fund	14,288	(395,635)
iShares MSCI Italy Index Fund	35,577	(427,991)
SPDR Barclays Capital High Yield Bond ETF	12,931	(520,085)
Powershares QQQ Trust Series 1	8,920	(611,734)
iShares Barclays Aggregate Bond Fund	5,833	(655,921)
iPath MSCI India Index ETN*	12,884	(756,420)
iShares MSCI Japan Index Fund	110,351	(1,010,815)
iShares Russell 2000 Index Fund	20,557	(1,715,687)
iShares Russell 1000 Growth Index Fund	32,775	(2,186,093)
SPDR S&P 500 ETF Trust	19,538	(2,812,104)
iShares Russell 1000 Value Index Fund	45,527	(3,286,138)
Total Exchange Traded Funds Sold Short
(Proceeds $17,450,215)		(18,376,101)
Total Securities Sold Short- (40.9)%
(Proceeds $56,924,002)		$(58,573,104)
Other Assets & Liabilities, net - 56.1%		80,406,860
Total Net Assets - 100.0%		$143,217,021

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
March 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $5,885,930)	157	$581,626
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $1,438,200)	18	352,090
July 2013 Wheat Futures Contracts (Aggregate Value of Contracts $4,752,000)	110	348,394
July 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $4,774,875)	107	319,741
June 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $4,789,920)	51	195,511
May 2013 Wheat Futures Contracts (Aggregate Value of Contracts $947,100)	21	188,317
December 2012 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $3,729,600)	21	51,954
November 2012 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,586,840)	13	50,248
December 2012 Silver Futures Contracts (Aggregate Value of Contracts $1,384,400)	8	11,887
December 2012 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $4,554,787)	39	5,288
December 2012 Copper Futures Contracts (Aggregate Value of Contracts $1,314,425)	14	(2,144)
December 2012 LME Zinc Futures Contracts (Aggregate Value of Contracts $1,729,943)	33	(11,886)
December 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $1,198,560)	48	(12,062)
December 2012 LME Lead Futures Contracts (Aggregate Value of Contracts $2,394,840)	42	(12,511)
May 2013 Soybean Futures Contracts (Aggregate Value of Contracts $4,585,152)	143	(56,249)
June 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $4,579,050)	89	(140,370)
December 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $4,703,220)	159	(177,002)
May 2013 Soybean Futures Contracts (Aggregate Value of Contracts $4,484,738)	59	(278,235)
July 2013 Corn Futures Contracts (Aggregate Value of Contracts $5,503,313)	147	(339,067)
(Total Aggregate Value of Contracts $64,336,893)		$1,075,530
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $4,826,730)	251	9,612
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $10,677,760)	128	(50,630)
November 2012 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $4,864,200)	268	(54,202)
December 2012 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $10,740,859)	109	(95,219)
March 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $4,646,650)	199	(595,770)
(Total Aggregate Value of Contracts $35,756,199)		$(786,209)
EQUITY FUTURES CONTRACTS SOLD SHORT†
January 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $4,739,220)	226	1,155,868
February 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $4,673,650)	211	504,594

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	September 30, 2012

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
October 2012 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $4,199,800)	253	$(8,631)
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $21,577,938)	301	(31,862)
(Total Aggregate Value of Contracts $35,190,608)		$1,619,969
COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $4,848,120)	134	389,274
March 2013 Corn Futures Contracts (Aggregate Value of Contracts $4,479,575)	118	285,755
March 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $779,117)	34	140,487
February 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $6,424,000)	200	138,368
April 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $6,029,460)	114	107,043
January 2013 Soybean Oil Futures Contracts (Aggregate Value of Contracts $6,270,264)	198	101,255
December 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,025,150)	29	27,513
March 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $4,574,472)	40	7,873
March 2013 Wheat Futures Contracts (Aggregate Value of Contracts $4,772,250)	105	(25,418)
March 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $4,839,713)	103	(96,155)
December 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $4,805,840)	52	(166,692)
January 2013 Soybean Futures Contracts (Aggregate Value of Contracts $4,480,700)	56	(682,331)

(Total Aggregate Value of Contracts $53,328,661)		$226,972

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or a portion of this security is pledged as short security collateral at September 30, 2012.
2	All or portion of this security is on loan at September 30, 2012 — See Note 4.
3	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
4	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
5	Repurchase Agreements — See Note 3.
6	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset vale per share ("NAV") as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments ("GI") under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. At September 30, 2012, none of the Funds held forward currency contracts.

G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

H. The Funds invest in futures for liquidity and to gain index exposure. The Multi-Hedge Strategies Fund invests in futures for income, hedging and speculation. These funds invested in stock or bond index futures, commodity futures, currency futures, or a combination of the four. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, these Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2012:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Commodities Strategy Fund	$–	$–	$36,121,638	$–	$36,121,638
Global Managed Futures Strategy Fund	–	312,137	12,246,925	–	12,559,062
Long/Short Commodities Strategy Fund	–	6,691,892	205,576,995	–	212,268,887
Managed Futures Strategy Fund	–	27,310,558	1,373,000,133	–	1,400,310,691
Multi-Hedge Strategies Fund	87,917,697	4,972,698	33,465,568	–	126,355,963
Liabilities
Commodities Strategy Fund	$–	$871,372	$–	$–	$871,372
Global Managed Futures Strategy Fund	–	269,262	–	–	269,262
Long/Short Commodities Strategy Fund	–	3,596,869	–	–	3,596,869
Managed Futures Strategy Fund	–	13,699,229	–	–	13,699,229
Multi-Hedge Strategies Fund	58,573,104	2,836,436	–	–	61,409,540

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2012, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			Federal Farm Credit Bank Notes
0.17%			0.15% - 1.13%
Due 10/01/12	$914,000,000	$914,012,948	01/06/14 - 02/27/14	$422,477,000	$464,919,327
			Freddie Mac Notes
			0.65% - 4.75%
			03/12/15 - 07/10/19	300,000,000	302,288,410
			U.S. Treasury Note
			3.13%
			11/15/41	150,000,000	165,072,575

Mizuho Financial Group, Inc.			U.S. Treasury Bills
0.17%			0.00%
Due 10/01/12	525,879,171	525,886,621	03/07/13 - 05/30/13	455,835,000	455,479,165
			U.S. Treasury Note
			1.75%
			05/31/16	76,370,900	80,917,681

Deutsche Bank			U.S. Treasury Note
0.12%			2.63%
Due 10/01/12	300,000,000	300,003,000	12/31/14	288,794,900	306,000,061

Credit Suisse Group			U.S. Treasury Note
0.12%			1.25%
Due 10/01/12	113,451,718	113,452,853	03/15/14	113,923,600	115,720,867

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of U.S. Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2012, the following Fund participated in securities lending and received cash collateral in the form of repurchase agreements:

	Value of	Cash
Fund	Securities Loaned	Collateral
Multi-Hedge Strategies Fund	42,912	44,800

The following represents a breakdown of the collateral for the repurchase agreements as of September 30, 2012:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.			Freddie Mac Note
0.15%			6.25%
Due 10/01/12	$24,000,000	$24,000,300	07/15/32	$49,137,000	$24,480,054
RBS Securities, Inc.			Freddie Mac Note
0.24%			2.50%
Due 10/01/12	24,387,000	24,387,488	05/27/16	23,020,000	24,683,885

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Rydex Series Funds

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date                       November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date                       November 26, 2012

By (Signature and Title)* /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date                       November 26, 2012

* Print the name and title of each signing officer under his or her signature.